Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,424,799,288.20	51,620		57.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$254,050,000.00	1.845120%		December 15, 2020
Class A-2a Notes	$357,580,000.00	1.88%		July 15, 2022
Class A-2b Notes	$75,000,000.00	0.36475%	*	July 15, 2022
Class A-3 Notes	$432,470,000.00	1.87%		March 15, 2024
Class A-4 Notes	$130,990,000.00	1.93%		April 15, 2025
Class B Notes	$39,480,000.00	2.13%		May 15, 2025
Class C Notes	$26,320,000.00	2.25%		May 15, 2026
Total	$1,315,890,000.00
		* One-month LIBOR + 0.19%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,819,896.84

Principal:
Principal Collections	$25,328,154.22
Prepayments in Full	$13,475,239.90
Liquidation Proceeds	$332,972.37
Recoveries	$10,228.14
Sub Total	$39,146,594.63
Collections	$41,966,491.47

Purchase Amounts:
Purchase Amounts Related to Principal	$185,705.01
Purchase Amounts Related to Interest	$635.08
Sub Total	$186,340.09

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,152,831.56

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	9
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,152,831.56
Servicing Fee	$908,948.21	$908,948.21	$0.00	$0.00	$41,243,883.35
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,243,883.35
Interest - Class A-2a Notes	$456,061.08	$456,061.08	$0.00	$0.00	$40,787,822.27
Interest - Class A-2b Notes	$20,414.61	$20,414.61	$0.00	$0.00	$40,767,407.66
Interest - Class A-3 Notes	$673,932.42	$673,932.42	$0.00	$0.00	$40,093,475.24
Interest - Class A-4 Notes	$210,675.58	$210,675.58	$0.00	$0.00	$39,882,799.66
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,882,799.66
Interest - Class B Notes	$70,077.00	$70,077.00	$0.00	$0.00	$39,812,722.66
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,812,722.66
Interest - Class C Notes	$49,350.00	$49,350.00	$0.00	$0.00	$39,763,372.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$39,763,372.66
Regular Principal Payment	$48,258,739.15	$39,763,372.66	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$42,152,831.56

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$39,763,372.66
Total					$39,763,372.66
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$32,869,265.33	$91.92	$456,061.08	$1.28	$33,325,326.41	$93.20
Class A-2b Notes	$6,894,107.33	$91.92	$20,414.61	$0.27	$6,914,521.94	$92.19
Class A-3 Notes	$0.00	$0.00	$673,932.42	$1.56	$673,932.42	$1.56
Class A-4 Notes	$0.00	$0.00	$210,675.58	$1.61	$210,675.58	$1.61
Class B Notes	$0.00	$0.00	$70,077.00	$1.78	$70,077.00	$1.78
Class C Notes	$0.00	$0.00	$49,350.00	$1.88	$49,350.00	$1.88
Total	$39,763,372.66	$30.22	$1,480,510.69	$1.13	$41,243,883.35	$31.35

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$291,102,817.59	0.8140914	$258,233,552.26	0.7221700
Class A-2b Notes	$61,056,858.10	0.8140914	$54,162,750.77	0.7221700
Class A-3 Notes	$432,470,000.00	1.0000000	$432,470,000.00	1.0000000
Class A-4 Notes	$130,990,000.00	1.0000000	$130,990,000.00	1.0000000
Class B Notes	$39,480,000.00	1.0000000	$39,480,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$981,419,675.69	0.7458220	$941,656,303.03	0.7156041

Pool Information
Weighted Average APR	2.840%	2.823%
Weighted Average Remaining Term	50.89	50.10
Number of Receivables Outstanding	43,094	42,071
Pool Balance	$1,090,737,851.58	$1,050,993,292.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,008,634,244.99	$971,954,039.00
Pool Factor	0.7655379	0.7376430

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,743.29
Yield Supplement Overcollateralization Amount	$79,039,253.43
Targeted Overcollateralization Amount	$117,832,355.89
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$109,336,989.40

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,743.29
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,743.29
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,743.29

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		111	$422,487.65
(Recoveries)		10	$10,228.14
Net Loss for Current Collection Period			$412,259.51
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4536%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0777%
Second Prior Collection Period			0.0614%
Prior Collection Period			0.3564%
Current Collection Period			0.4620%
Four Month Average (Current and Prior Three Collection Periods)			0.2394%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		858	$1,880,961.65
(Cumulative Recoveries)			$42,270.17
Cumulative Net Loss for All Collection Periods			$1,838,691.48
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1290%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,192.26
Average Net Loss for Receivables that have experienced a Realized Loss			$2,143.00

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.58%	217	$6,106,131.11
61-90 Days Delinquent	0.08%	31	$879,461.97
91-120 Days Delinquent	0.03%	9	$265,642.37
Over 120 Days Delinquent	0.02%	8	$158,200.30
Total Delinquent Receivables	0.70%	265	$7,409,435.75

Repossession Inventory:
Repossessed in the Current Collection Period		22	$596,701.67
Total Repossessed Inventory		50	$1,475,130.98

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1179%
Prior Collection Period			0.1346%
Current Collection Period			0.1141%
Three Month Average			0.1222%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1240%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-C
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer